Fair Value of Financial Instruments - Summary of Fair Values of Financial Instruments of Bank Using Valuation Methods and Assumption (Detail) - CAD ($) $ in Millions		Oct. 31, 2024	Oct. 31, 2023
Assets:
Cash and deposits with financial institutions	[1],[2]	$ 63,860	$ 90,312
Trading assets	[2]	129,727	117,868
Securities purchased under resale agreements and securities borrowed	[2]	200,543	199,325
Derivative financial instruments	[2]	44,379	51,340
Customers' liability under acceptances	[2],[3],[4]	148	18,628
Liabilities:
Deposits	[2],[5]	943,849	952,333
Financial instruments designated at fair value through profit or loss	[2]	36,341	26,779
Acceptances	[2]	149	18,718
Obligations related to securities sold short	[2]	35,042	36,403
Derivative financial instruments	[2]	51,260	58,660
Obligations related to securities sold under repurchase agreements and securities lent	[2]	190,449	160,007
Subordinated debentures	[2]	7,833	9,693
Gross carrying amount [member]
Assets:
Cash and deposits with financial institutions	[6]	63,860	90,312
Trading assets	[6]	129,727	117,868
Securities purchased under resale agreements and securities borrowed	[6]	200,543	199,325
Derivative financial instruments	[6]	44,379	51,340
Investment securities - FVOCI and FVTPL	[6]	123,420	86,253
Investment securities - Amortized cost	[6]	29,412	31,984
Loans	[6]	760,829	750,911
Customers' liability under acceptances	[6]	148	18,628
Other financial assets	[6]	22,467	26,614
Liabilities:
Deposits	[6]	943,849	952,333
Financial instruments designated at fair value through profit or loss	[6]	36,341	26,779
Acceptances	[6]	149	18,718
Obligations related to securities sold short	[6]	35,042	36,403
Derivative financial instruments	[6]	51,260	58,660
Obligations related to securities sold under repurchase agreements and securities lent	[6]	190,449	160,007
Subordinated debentures	[6]	7,833	9,693
Other financial liabilities	[6]	53,387	51,302
At fair value [member]
Assets:
Cash and deposits with financial institutions	[6]	63,860	90,312
Trading assets	[6]	129,727	117,868
Securities purchased under resale agreements and securities borrowed	[6]	200,543	199,325
Derivative financial instruments	[6]	44,379	51,340
Investment securities - FVOCI and FVTPL	[6]	123,420	86,253
Investment securities - Amortized cost	[6]	28,422	29,816
Loans	[6]	757,825	736,366
Customers' liability under acceptances	[6]	148	18,628
Other financial assets	[6]	22,467	26,614
Liabilities:
Deposits	[6]	941,290	942,112
Financial instruments designated at fair value through profit or loss	[6]	36,341	26,779
Acceptances	[6]	149	18,718
Obligations related to securities sold short	[6]	35,042	36,403
Derivative financial instruments	[6]	51,260	58,660
Obligations related to securities sold under repurchase agreements and securities lent	[6]	190,449	160,007
Subordinated debentures	[6]	7,814	9,358
Other financial liabilities	[6]	$ 53,342	$ 49,363

[1]	Net of allowances of $3 (2023 – $7).
[2]	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.
[3]	96.5% of acceptances reside outside Canada (October 31, 2023 – 0.6%).
[4]	Geographic segmentation is based on the location of the property for residential mortgages; otherwise, the residence of the borrower.
[5]	Deposits denominated in U.S. dollars amount to $295,316 (2023 – $320,088), deposits denominated in Chilean pesos amount to $19,271 (2023 – $20,200), deposits denominated in Mexican pesos amount to $34,416 (2023 – $38,127) and deposits denominated in other foreign currencies amount to $109,683 (2023 – $116,926).
[6]	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4 of the consolidated financial statements.